Trade and other receivables (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Statements [Line Items]
Statutory receivables	$ 12,764	$ 13,961	$ 43,808
Peru [Member]
Statements [Line Items]
Statutory receivables	$ 11,670	$ 10,905	$ 42,273